RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)			1 Months Ended	12 Months Ended
	Nov. 12, 2021	Nov. 08, 2021	Dec. 31, 2022	Dec. 31, 2021	Feb. 05, 2021
Related Party Transactions
Repayment of promissory note - related party				$ 226,638
Administrative Services Agreement
Related Party Transactions
Expenses per month		$ 10,000
Expenses incurred and paid			$ 120,000	20,000
Promissory Note with Related Party
Related Party Transactions
Maximum borrowing capacity of related party promissory note					$ 300,000
Repayment of promissory note - related party	$ 226,638
Related Party Loans | Working Capital Loans
Related Party Transactions
Loan conversion agreement warrant			$ 1,500,000	$ 1,500,000
Price of warrant			$ 1.00	$ 1.00
Working capital loans outstanding			$ 0	$ 0